Fair Value Measurement of Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement of Assets and Liabilities	Fair Value Measurement of Assets and Liabilities
Financial Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Balances at December 31, 2018	Significant Other Observable Inputs (Level 2)
	(In millions)
Assets:
Cash and cash equivalents(1)	$3,678	$3,678
Short-term investments(2):
Corporate debt securities	450	450
Government and agency securities	235	235
Total short-term investments	$685	$685
Funds receivable and customer accounts(3)	11,545	11,545
Derivatives	320	320
Long-term investments(2)(4):
Corporate debt securities	628	628
Government and agency securities	48	48
Total long-term investments	676	676
Total financial assets	$16,904	$16,904
Liabilities:
Derivatives	$67	$67
(1) Excludes cash of $3.9 billion not measured and recorded at fair value.
(2) Excludes restricted cash of $77 million and time deposits of $774 million not measured and recorded at fair value.
(3) Excludes cash, time deposits and funds receivable of $8.5 billion underlying funds receivable and customer accounts not measured and recorded at fair value.
(4) Excludes equity investments of $293 million primarily measured using the Measurement Alternative.

	Balances at December 31, 2017	Significant Other Observable Inputs (Level 2)
	(In millions)
Assets:
Cash and cash equivalents(1)	$791	$791
Short-term investments(2):
Corporate debt securities	2,219	2,219
Government and agency securities	351	351
Total short-term investments	2,570	2,570
Funds receivable and customer accounts(3)	8,007	8,007
Derivatives	66	66
Long-term investments(2):
Corporate debt securities	1,773	1,773
Government and agency securities	98	98
Total long-term investments	1,871	1,871
Total financial assets	$13,305	$13,305
Liabilities:
Derivatives	$218	$218
(1) Excludes cash of $2.1 billion not measured and recorded at fair value.
(2) Excludes restricted cash of $81 million, time deposits of $163 million, and equity investments of $88 million not measured and recorded at fair value.
(3) Excludes cash, time deposits, and funds receivable of $10.2 billion underlying funds receivable and customer accounts not measured and recorded at fair value.

Our financial assets and liabilities are valued using market prices on less active markets (Level 2). Level 2 instrument valuations are obtained from readily available pricing sources for comparable instruments, identical instruments in less active markets, or models using market observable inputs.

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less when purchased and are comprised primarily of bank deposits, government and agency securities, and commercial paper.

We elect to account for foreign currency denominated available-for-sale investments underlying funds receivable and customer accounts, short-term investments, and long-term investments under the fair value option as further discussed in “Note 7—Funds Receivable and Customer Accounts” and “Note 8—Investments.”

A majority of our derivative instruments are valued using pricing models that take into account the contract terms as well as multiple inputs where applicable, such as currency rates, interest rate yield curves, option volatility, and equity prices. Our derivative instruments are primarily short-term in nature, generally one month to one year in duration. Certain foreign currency contracts designated as cash flow hedges may have a duration of up to 18 months.

We did not have any transfers of financial instruments between valuation levels during the years ended December 31, 2018 and 2017. As of December 31, 2018, we did not have any assets or liabilities requiring measurement at fair value without observable market values that would require a high level of judgment to determine fair value (Level 3).

Financial Assets and Liabilities Measured and Recorded at Fair Value on a Non-Recurring Basis

The following table summarizes our financial assets and liabilities held as of December 31, 2018 for which a non-recurring fair value measurement was recorded during the year ended December 31, 2018:

	Year Ended December 31, 2018	Significant Other Observable Inputs (Level 2)
	(In millions)
Equity investments measured using the Measurement Alternative(1)	$116	116
(1) Excludes equity investments of $177 million for which no observable price changes occurred during the year ended December 31, 2018.

We measured these equity investments at cost minus impairment, if any, plus adjustments resulting from observable price changes in orderly transactions for an identical or a similar investment in the same issuer.

None of our financial assets and liabilities were measured at fair value on a non-recurring basis as of December 31, 2017.
Financial Assets and Liabilities Not Measured and Recorded at Fair Value

Our financial instruments, including cash, restricted cash, time deposits, loans and interest receivable, net, loans and interest receivable, held for sale, certain customer accounts, notes receivable, and notes payable are carried at amortized cost, which approximates their fair value. If these financial instruments were measured at fair value in the financial statements, cash would be classified as Level 1; restricted cash, time deposits, loans and interest receivable, held for sale, certain customer accounts and notes payable would be classified as Level 2; and the remaining financial instruments would be classified as Level 3 in the fair value hierarchy.